FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of fair value measurements
The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2022:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$7	$-	$7

Total financial assets	$-	$7	$-	$7

Liabilities:
Derivative liabilities	$-	$239	$-	$239
Contingent consideration in connection to the acquisitions *)	-	-	63,695	63,695

Total financial liabilities	$-	$239	$63,695	$63,934

*) See notes 4a and 4c.

The following table present assets measured at fair value on a recurring basis as of December 31, 2021:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$75	$-	$75

Total financial assets	$-	$75	$-	$75

Liabilities:
Contingent consideration in connection to the acquisitions	$-	$-	$63,550	$63,550

Total financial liabilities	$-	$-	$63,550	$63,550